ACQUISITIONS - Pro Forma Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Aimtell, PushPros and Aramis
Business Acquisition [Line Items]
Net revenue	$ 5,774	$ 8,393	$ 14,860	$ 16,432
Net income (loss) from operations	(484)	2,573	635	3,268
Crisp Results
Business Acquisition [Line Items]
Net revenue	6,967	6,650	15,246	13,110
Net income (loss) from operations	$ (155)	$ 1,119	$ 2,087	$ 2,105